Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Detail Analysis of Contract with Customer Assets and Liabilities (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revenue from contracts with customers [line items]
Contract assets	₩ 832,520	₩ 802,253
Contract liabilities	278,749	284,107
long term construction contract [Member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	308,821	160,880
Contract liabilities	₩ 32,274	₩ 60,762